Nature of business	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Nature of business
Nature of business

1. Nature of business

Formation and organization

POINT Biopharma Inc., together with its consolidated subsidiaries (“POINT Biopharma Inc. “or the “Company”), is a late-stage clinical precision oncology company focused on the development and commercialization of next-generation radiopharmaceuticals for the treatment of cancer. The Company was incorporated on September 18, 2019 as POINT Theranostics Inc. under the General Corporation Law of the State of Delaware and amended its name to POINT Biopharma Inc. on November 22, 2019. The Company was founded on a mission to make radioligand therapy applicable to more cancers and available to more people, thereby improving the lives of cancer patients and their families everywhere.

The Company has three wholly-owned subsidiaries, POINT Biopharma Corp., located in Canada, and POINT Biopharma USA Inc. and West 78th Street, LLC which are both located in the USA. The Company’s office is located at 22 St. Clair Avenue East, Suite 1201, Toronto, Ontario, M4T 2S3.

Business Combination

On March 15, 2021, the Company entered into a business combination agreement (the “Business Combination Agreement”) with Therapeutics Acquisition Corp. (NASDAQ: RACA) (“RACA”) and Bodhi Merger Sub, Inc. (“Bodhi Merger Sub”), pursuant to which Bodhi Merger Sub will merge with and into the Company with the Company as the surviving entity (the “Business Combination”) and wholly-owned subsidiary of RACA. Under the terms of the Business Combination Agreement, shareholders of the Company would be entitled to receive approximately 3.59 common shares of RACA in exchange for each common share of the Company. In connection with the Business Combination, RACA has commitments for PIPE financing of $165 million which will be received in exchange for 16,500,000 Class A common shares of RACA. The PIPE financing is conditioned upon and will close concurrently with the Business Combination. The Business Combination is conditional upon, among other things, approvals by each of RACA’s and the Company’s shareholders. Completion of the Business Combination and PIPE financing are expected to occur during the second quarter of 2021.

1. Nature of business

Formation and organization

POINT Biopharma Inc., together with its consolidated subsidiaries (“POINT Biopharma Inc. “or the “Company”), is a clinical-stage global pharmaceutical company focused on the development and commercialization of radioligand therapies for the treatment of cancer. The Company was incorporated on September 18, 2019 (“Date of Incorporation”) as POINT Theranostics Inc. under the General Corporation Law of the State of Delaware and amended its name to POINT Biopharma Inc. on November 22, 2019. The Company was founded on a mission to make radioligand therapy applicable to more cancers and available to more people, thereby improving the lives of cancer patients and their families everywhere.

The Company has three wholly-owned subsidiaries, POINT Biopharma Corp., located in Canada, and POINT Biopharma USA Inc. and West 78th Street, LLC which are both located in the USA. The Company’s office is located at 22 St. Clair Avenue East, Suite 1201, Toronto, Ontario, M4T 2S3.